Results by business segment	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Results by business segment

Note 13 Results by business segment
Composition of business segments
For management purposes, based on the products and services offered, we are organized into five business segments: Personal Banking, Commercial Banking, Wealth Management, Insurance and Capital Markets.

	For the three months ended July 31, 2025
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,698	$1,828	$1,321	$–	$1,287	$217	$8,351
Non-interest income	1,362	324	4,192	368	2,471	(83)	8,634
Total revenue	5,060	2,152	5,513	368	3,758	134	16,985
Provision for credit losses	444	299	(43)	–	180	1	881
Non-interest expense	1,958	697	4,154	74	2,059	290	9,232
Income (loss) before income taxes	2,658	1,156	1,402	294	1,519	(157)	6,872
Income taxes (recoveries)	720	320	306	47	191	(126)	1,458
Net income	$1,938	$836	$1,096	$247	$1,328	$(31)	$5,414
Non-interest expense includes:
Depreciation and amortization	$269	$26	$303	$12	$143	$1	$754

	For the three months ended July 31, 2024
(Millions of Canadian dollars)	Personal Banking (3)	Commercial Banking (3)	Wealth Management (3)	Insurance	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,253	$1,687	$1,245	$–	$817	$325	$7,327
Non-interest income	1,237	349	3,719	285	2,187	(473)	7,304
Total revenue	4,490	2,036	4,964	285	3,004	(148)	14,631
Provision for credit losses	391	216	16	1	38	(3)	659
Non-interest expense	1,941	691	3,762	70	1,755	380	8,599
Income (loss) before income taxes	2,158	1,129	1,186	214	1,211	(525)	5,373
Income taxes (recoveries)	572	312	237	44	39	(317)	887
Net income	$1,586	$817	$949	$170	$1,172	$(208)	$4,486
Non-interest expense includes:
Depreciation and amortization	$299	$26	$299	$3	$133	$(1)	$759

	For the nine months ended July 31, 2025
(Millions of Canadian dollars)	Personal Banking (4)	Commercial Banking (4)	Wealth Management (4)	Insurance	Capital Markets (1), (4)	Corporate Support (1)	Total
Net interest income (2)	$10,722	$5,358	$4,016	$–	$3,480	$779	$24,355
Non-interest income	3,954	983	12,462	1,112	7,335	(805)	25,041
Total revenue	14,676	6,341	16,478	1,112	10,815	(26)	49,396
Provision for credit losses	1,586	1,177	124	–	468	–	3,355
Non-interest expense	5,925	2,105	12,456	241	5,985	506	27,218
Income (loss) before income taxes	7,165	3,059	3,898	871	4,362	(532)	18,823
Income taxes (recoveries)	1,947	849	893	141	400	(342)	3,888
Net income	$5,218	$2,210	$3,005	$730	$3,962	$(190)	$14,935
Non-interest expense includes:
Depreciation and amortization	$814	$79	$938	$34	$424	$1	$2,290

	For the nine months ended July 31, 2024
(Millions of Canadian dollars)	Personal Banking (3), (4)	Commercial Banking (3), (4)	Wealth Management (3), (4)	Insurance	Capital Markets (1), (4)	Corporate Support (1)	Total
Net interest income (2)	$9,092	$4,298	$3,697	$–	$2,242	$953	$20,282
Non-interest income	3,592	1,007	10,743	946	6,867	(1,167)	21,988
Total revenue	12,684	5,305	14,440	946	9,109	(214)	42,270
Provision for credit losses	1,319	676	54	2	342	(1)	2,392
Non-interest expense	5,452	1,799	11,331	210	5,119	1,320	25,231
Income (loss) before income taxes	5,913	2,830	3,055	734	3,648	(1,533)	14,647
Income taxes (recoveries)	1,571	786	602	167	60	(557)	2,629
Net income	$4,342	$2,044	$2,453	$567	$3,588	$(976)	$12,018
Non-interest expense includes:
Depreciation and amortization	$806	$34	$919	$6	$387	$(10)	$2,142
(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)
Effective the fourth quarter of 2024, the Personal & Commercial Banking segment became two standalone business segments: Personal Banking and Commercial Banking. With this change, RBC Direct Investing moved from the previous Personal & Commercial Banking segment to the Wealth Management segment. Amounts have been revised from those previously presented to conform to our new basis of segment presentation.

(4)
On March 28, 2024, we completed the acquisition of HSBC Bank Canada. HSBC Bank Canada results have been consolidated from the closing date, and are included in our Personal Banking, Commercial Banking, Wealth Management and Capital Markets segments.

Total assets and total liabilities by business segment

	As at July 31, 2025
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$568,962	$195,300	$186,356	$30,984	$1,145,803	$100,488	$2,227,893
Total liabilities	568,942	195,298	184,832	30,849	1,145,799	(33,459)	2,092,261

	As at October 31, 2024
(Millions of Canadian dollars)	Personal Banking	Commercial Banking	Wealth Management	Insurance	Capital Markets	Corporate Support	Total
Total assets	$555,029	$187,142	$184,503	$29,288	$1,127,661	$87,959	$2,171,582
Total liabilities	554,970	187,135	183,055	29,158	1,127,564	(37,492)	2,044,390